Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	430,176
Maximum Aggregate Offering Price	$ 19,764,721.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,729.51
Rule 457(f)	true
Amount of Securities Received | shares	2,751,689
Value of Securities Received, Per Share	13.30
Value of Securities Received	$ 36,597,463.70
Cash Consideration Paid	16,832,742.00
Fee Note MAOP	$ 19,764,721.70
Offering Note	(1) Represents the maximum number of shares of FS Bancorp, Inc. common stock that could be issued in the merger with Pacific West Bancorp based on the Agreement and Plan of Merger as of February 25, 2026. (2) Estimated solely for purposes of calculating the registration fee and calculated in accordance with Rules 457(c) and 457(f) under the Securities Act of 1933, as amended, the proposed maximum offering price of $19,746,820 is (A) the product of (i) $13.30 (the book value per share of Pacific West Bancorp common stock to be exchanged in the merger as of June 24, 2026, the latest practicable date prior to the filing of this registration statement, and (ii) 2,751,689 (the estimated maximum number of Pacific West Bancorp securities expected to be exchanged for the common stock being registered including shares issuable pursuant to the vesting of Pacific West restricted stock units immediately prior to the effective time of the merger minus (B) $16,832,742 (the estimated maximum amount of cash consideration payable by Registrant in the merger). (3) Calculated pursuant to Rule 457(f) of the Securities Act by multiplying the estimated maximum aggregate offering price of securities being registered by 0.0001381.